8. EQUITY	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
8. EQUITY

Between September 30, 2010 and February 1, 2011, pursuant to a Private Placement Memorandum (PPM), relying on an exemption provided by Section 4(2) and Rule 506 of Regulation D, promulgated under the Securities Act of 1933, as amended, the Company offered to accredited investors, through its Officers and Directors, on a best efforts basis, an aggregate of 5,600,000 shares of the Company's no par value common stock at a purchase price of $1.25 per common share ("Shares"). The Company issued 283,966 shares for a total of $354,957 in cash.

Between February 16, 2011 and May 17, 2011, pursuant to a PPM, relying on an exemption provided by Section 4(2) and Rule 506 of Regulation D, promulgated under the Securities Act of 1933, as amended, the Company offered through its Placement Agent, Source Capital Group, Inc. on a best efforts basis, an aggregate of 6,160,000 shares of the Company's no par value common stock at a purchase price of $1.25 per common share ("Shares") for the aggregate offering amount of $7,700,000. The Company issued 316,400 shares for $395,500 in cash less issuance costs of $66,154 for net proceeds of $329,346.

On July 21, 2011, the Company's shareholders approved the filing of Amended and Restated Articles of Incorporation, which reversed the effects of the previous amendment dated July 13, 2010. The amendment removed the Preemptive and other special voting rights previously afforded to the holders of the Company's $0.0001 par value Series A Preferred Stock.

On July 27, 2011, pursuant to a PPM, relying on an exemption provided by Section 4(2) and Rule 506 of Regulation D, promulgated under the Securities Act of 1933, as amended, the Company began offering to accredited investors, through its Officers and Directors, on a best efforts basis, an aggregate of 1,000,000 shares of the Company's no par value common stock at a purchase price of $2.00 per common share ("Shares"). Through December 31, 2011, 320,350 shares of the Company's no par value common stock have been issued for $640,700 in cash. Through June 30, 2012, 242,500 shares of the Company's no par value common stock have been issued for $485,000 in cash.

On July 13, 2010, pursuant to a PPM, relying on an exemption provided by Section 4(2) and Rule 506 of Regulation D, promulgated under the Securities Act of 1933, as amended, the Company began offering through its Placement Agent, Matrix Capital Group, on a best efforts basis, an aggregate of 4,400,000 shares of Series A Redeemable Convertible Preferred Stock (the "Series A Preferred Shares") at a purchase price of $1.25 per Series A Preferred Share. As of September 23, 2010, the PPM was closed, without any sales, pursuant to a Board of Directors meeting. Pursuant to the terms of the PPM dated July 13, 2010, the Company filed its Amended and Restated Articles of Incorporation, wherein it set forth the preemptive and other special voting rights afforded the holders of the Company's $0.0001 par value Series A Preferred Stock. Pursuant to a Board of Directors meeting and due to the fact that no sales were made, and no Series A Preferred Shares were issued pursuant to the PPM, the Company removed the preemptive and other special voting rights afforded the holders of the Company's $0.0001 par value Series A Preferred Stock, by amending and restating the Articles of Incorporation following shareholder approval in July 2011.

The Company has 11,633,861 and 5,956,553 warrants issued and outstanding with exercise prices between $0.00 and $2.50 as of June 30, 2012 and December 31, 2011, respectively, which were excluded from diluted earnings per share as their effect would be anti-dilutive.

Warrants

Management has valued the warrants at their date of grant utilizing the Black Scholes Option Pricing Model. Since there is no public market for the Company shares, the fair value of the underlying shares was determined based on recent transactions by the Company to sell shares to third parties. Further, the excepted volatility was calculated using the average of historical volatility of two similar public entities in the gold mining industry in accordance with Question 6 of SAB Topic 14.D.1. In making this determination and finding other similar companies, the Company considered the industry, stage of life cycle, size and financial leverage of such other entities. Based on the exploration stage of the Company, similar companies with enough historical data are rare; however, the Company was able to find two entities that met the industry criterion and as a result have based its expected volatility off an average of these companies' historical stock prices for a period similar to the expected term of the option. The risk free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the warrants depending on the date of the grant and expected life of the warrants. The expected life of warrants used was based on the contractual life of the option granted. The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.

The following weighted-average assumptions were utilized in the fair value calculations for warrants granted:

Period ended June 30, 2012

Expected dividend yield	0.00%
Expected stock price volatility	123.85%
Risk-free interest rate	0.19%
Expected life of operations	1.00 years

During the six months ended June 30, 2012, the Company granted stock warrants to its investors, lenders, and vendors to purchase an aggregate of 82,500 shares of the Company's no par value common stock at an exercise price of $0.00 per share, 5,345,013 at $1.50 per share, and 268,795 at $2.00 per share. The warrants have expiration dates beginning in 2013 through 2014, and have contractual lives ranging from 1 to 2 years. The total value of warrants granted during the six months ended June 30, 2012 was $6,207,716 of which $86,501 was recorded as professional fees, $6,006,215 was recorded as Warrant exercise inducement expense, and $115,000 was recorded as interest expense.

A summary of outstanding warrants at June 30, 2012 is presented below.

Period ended June 30, 2012

Warrants outstanding, beginning of year	5,956,553
Exercised	(19,000)
Granted	5,696,308
Warrants outstanding, end of period	11,633,861

Granted stock warrants:	Warrants outstanding and exercisable	Price	Expiration
January 22, 2010-May 24, 2010	4,737,113	$1.50	38 months-July 31, 2013
December 31, 2010	714,200	$1.00	60 months-December 31, 2015
April 28, 2011	10,000	$1.25	56 months-December 31, 2015
June 30, 2011	11,494	$1.25	36 months-June 30, 2014
July 22, 2011	248,496	$1.25	24 months-July 22, 2013
September 1, 2011	16,250	$2.00	23 months-July 31, 2013
September 13, 2011	20,000	$0.00	24 months-September 13, 2013
September 20, 2011	60,000	$2.50	18 months-March 20, 2013
September 22, 2011	20,000	$0.00	24 months-September 22, 2013
October 10, 2011	20,000	$0.00	24 months-October 10, 2013
October 17, 2011	30,000	$0.00	24 months-October 17, 2013
November 7, 2011	20,000	$0.00	24 months-November 7, 2013
November 11, 2011	13,000	$0.00	24 months-November 11, 2013
November 30, 2011	12,000	$0.00	24 months-November 30, 2013
December 14, 2011	10,000	$0.00	24 months-December 14, 2013
January 10, 2012	5,000	$0.00	12 months-January 10, 2013
January 11, 2012	5,000	$0.00	12 months-January 11, 2013
February 9, 2012	10,000	$0.00	24 months-February 9, 2014
March 12, 2012	25,000	$2.00	24 months-March 12, 2014
March 22, 2012	5,000	$0.00	24 months-March 22, 2014
April 10, 2012	5,000	$0.00	24 months-April 10, 2014
April 17, 2012	7,500	$0.00	24 months-April 17, 2014
April 22, 2012	5,000	$0.00	24 months-April 22, 2014
May 10, 2012	5,000	$0.00	24 months-May 10, 2014
May 12, 2012	7,500	$2.00	12 months-May 11, 2013
May 17, 2012	7,500	$0.00	24 months-May 17, 2014
May 22, 2012	5,000	$0.00	24 months-May 22, 2014
June 10, 2012	5,000	$0.00	24 months-June 10, 2014
June 17, 2012	7,500	$0.00	24 months-June 17, 2014
June 21, 2012	4,751,113	$1.50	13 months-July 31, 2013
June 21, 2012	593,900	$1.50	13 months-July 31, 2013
June 21, 2012	236,295	$2.00	13 months-July 31, 2013
June 22, 2012	5,000	$0.00	24 months-June 22, 2014
	11,633,861	$0.00-2.50

On July 21, 2011, pursuant to a vote of the Board of Directors, the Company extended the expiration date on warrants issued between January 22, 2010 and May 24, 2010 to July 31, 2012. On June 21, 2012, pursuant to a vote of the Board of Directors, the Company extended warrants expiring on July 31, 2012 to July 31, 2013.